UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND



                    THE MCKEE INTERNATIONAL EQUITY PORTFOLIO

          ANNUAL REPORT                                  OCTOBER 31, 2006



--------------------------------------------------------------------------------














--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
Shareholders' Letter......................................................    1

Schedule of Investments...................................................    4

Statement of Assets and Liabilities.......................................    9

Statement of Operations...................................................   10

Statement of Changes in Net Assets........................................   11

Financial Highlights......................................................   12

Notes to Financial Statements.............................................   13

Report of Independent Registered Public Accounting Firm...................   22

Disclosure of Portfolio Expenses..........................................   24

Trustees and Officers of The Advisors' Inner Circle Fund..................   26

Notice to Shareholders....................................................   34




The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q will be available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2006

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE

Led by consumer spending in the United States and investment spending in China and other developing countries, the global economy grew at a rapid pace. Europe, especially Germany, has accelerated, but Japan has shown signs of slowing. Inflation remains above central bank targets, but commodity prices may have peaked. Interest rates have risen around the world, but the U.S. Federal Reserve has paused after two years of steady tightening. Corporate profits have grown briskly and profit margins are at elevated levels. Stock prices have risen throughout the world in response to earnings growth. International equities have experienced greater appreciation than U.S. stocks and their valuation gap has narrowed. The dollar declined sharply through spring but has rallied modestly since then. The weaker dollar has increased the return to U.S. holders of international equities.

PERFORMANCE

The Portfolio's return of 27.62% for the twelve month period ending October 31, 2006, exceeded the 27.52% return of the benchmark Morgan Stanley MSCI EAFE Index (the "EAFE Index") by 10 basis points. Performance was helped by overweighting industrial stocks but hurt by underweighting financial stocks.

PORTFOLIO STRUCTURE

As of October 31, 2006, the Portfolio was invested in 23 countries. The Portfolio was overweight in Asia but underweight in the Euro Zone, the United Kingdom, Australia, and the Nordic countries. Emerging markets, which are not included in EAFE Index, accounted for about 7% of the Portfolio's net assets. Canada, which is also not included in EAFE Index, accounted for about 2% of the Portfolio's net assets. The Portfolio was overweight in industrials, health care, information technology, and energy but was under-exposed to financials, materials, consumer staples, telecom services, and utilities. On October 31, 2006, the Portfolio was invested in 63 companies.

OUTLOOK

While the global economic expansion remains intact, expectations for future growth are moderating. Rising global interest rates and the contraction in United States home building industry are reasons for concern. Though oil prices have fallen recently, they remain high, and OPEC has announced production cuts. Inflation is

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
higher than desired by the world's central banks but could moderate if commodity prices continue to decline. Profit growth has remained strong, and global stock markets have experienced strong rallies. However, the sustainability of earnings growth remains in question, and equity valuations are now fair by historic standards. Continued political tensions in the Middle East and Asia could negatively impact economic growth and equity markets. If the global economic and profit expansion can be sustained, the potential exists for further stock price appreciation.


Yours truly,

/s/ Eugene M. Natali

Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.



                       DEFINITION OF THE COMPARATIVE INDEX
                       -----------------------------------

MORGAN STANLEY MSCI EAFE INDEX is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

----------------------------------------
      AVERAGE ANNUAL TOTAL RETURN
   FOR PERIOD ENDED OCTOBER 31, 2006
----------------------------------------
              Annualized    Annualized
   One Year     5 Year       10 Year
    Return      Return       Return
----------------------------------------
    27.62%      14.82%        9.52%
----------------------------------------


[GRAPH OMITTED] plot points follow:

                     MCKEE INTERNATIONAL       MORGAN STANLEY
                      EQUITY PORTFOLIO        MSCI EAFE INDEX
10/31/96                  $10,000                 $10,000
    1997                   12,031                  10,463
    1998                   12,173                  11,472
    1999                   15,865                  14,114
    2000                   15,597                  13,704
    2001                   12,443                  10,288
    2002                   10,819                   8,929
    2003                   13,866                  11,342
    2004                   16,935                  13,479
    2005                   19,458                  15,917
    2006                   24,832                  20,298


     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE
 OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE
    FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
   OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.
         THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE
           BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS+ (UNAUDITED):
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
25.1%    Financials
15.4%    Industrials
11.0%    Health Care
10.8%    Consumer Discretionary
 9.7%    Information Technology
 8.1%    Energy
 6.3%    Consumer Staples
 4.7%    Materials
 3.9%    Utilities
 3.6%    Telecommunication Services
 1.4%    Repurchase Agreement

+ Percentages are based on total investments, not including securities received as collateral for securities lending.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.3%
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                         --------  ------------
AUSTRALIA -- 2.9%
   CSL ..............................................      60,000  $  2,604,315
   National Australia Bank ..........................     150,000     4,431,839
                                                                   ------------
                                                                      7,036,154
                                                                   ------------
AUSTRIA -- 1.5%
   Wienerberger .....................................      70,000     3,639,021
                                                                   ------------
BELGIUM -- 1.7%
   Fortis ...........................................     100,000     4,197,937
                                                                   ------------
BRAZIL -- 1.7%
   Cia Vale do Rio Doce ADR (A)......................     160,000     4,070,400
                                                                   ------------
CANADA -- 1.7%
   Alcan (A).........................................      90,000     4,230,711
                                                                   ------------
CHINA -- 0.4%
   PetroChina ADR ...................................      10,000     1,103,900
                                                                   ------------
FINLAND -- 1.5%
   Nokia ............................................     190,000     3,770,996
                                                                   ------------
FRANCE -- 10.8%
   AXA ..............................................     110,000     4,190,917
   BNP Paribas ......................................      40,000     4,398,325
   Sanofi-Aventis ...................................      45,000     3,825,241



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                         --------  ------------
FRANCE -- CONTINUED
   STMicroelectronics ...............................     165,000  $  2,853,615
   Total (A) ........................................     100,000     6,771,073
   Vivendi ..........................................     115,000     4,354,993
                                                                   ------------
                                                                     26,394,164
                                                                   ------------
GERMANY -- 5.1%
   Allianz ..........................................      11,000     2,041,686
   Bayerische Motoren Werke .........................      65,000     3,733,344
   E.ON .............................................      25,000     2,999,438
   MAN ..............................................      40,000     3,555,930
                                                                   ------------
                                                                     12,330,398
                                                                   ------------
GREECE -- 1.2%
   EFG Eurobank Ergasias ............................      90,000     2,993,567
                                                                   ------------
HONG KONG -- 1.6%
   Henderson Land Development .......................     700,000     3,850,776
                                                                    ------------
INDIA -- 1.1%
   Infosys Technologies ADR (A)......................      50,000     2,605,000
                                                                   ------------
ISRAEL -- 1.2%
   Teva Pharmaceutical Industries ADR (A)............      85,000     2,802,450
                                                                   ------------
ITALY -- 3.0%
   Mediaset .........................................     275,000     3,085,273
   Telecom Italia, Ordinary Shares ..................     800,000     2,425,078
   Telecom Italia, Savings Shares ...................     675,000     1,705,851
                                                                   ------------
                                                                      7,216,202
                                                                   ------------
JAPAN -- 22.0%
   Asahi Breweries ..................................     225,000     3,201,528
   Asahi Glass ......................................     350,000     4,024,156
   Astellas Pharma ..................................     100,000     4,498,314
   Canon ............................................      70,000     3,746,319
   East Japan Railway ...............................         700     4,887,542
   Fanuc ............................................      40,000     3,465,494
   Komatsu ..........................................     190,000     3,421,962
   Kubota ...........................................     350,000     3,056,208


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                         --------  ------------

JAPAN -- (CONTINUED)
   Lawson ...........................................     110,000  $  3,727,541
   Mitsubishi UFJ Financial Group ...................         300     3,764,244
   Nippon Oil .......................................     375,000     2,784,772
   Nippon Yusen .....................................     525,000     3,401,263
   Oji Paper ........................................     600,000     3,175,281
   Osaka Gas ........................................     810,000     2,917,673
   Shionogi .........................................     175,000     3,502,838
                                                                   ------------
                                                                     53,575,135
                                                                   ------------
NETHERLANDS -- 1.7%
   TNT ..............................................     110,000     4,234,441
                                                                   ------------
PORTUGAL -- 1.9%
   Portugal Telecom .................................     375,000     4,671,466
                                                                   ------------
SINGAPORE -- 1.9%
   DBS Group Holdings ...............................     350,000     4,585,300
                                                                   ------------
SPAIN -- 3.0%
   Inditex ..........................................      85,000     4,064,047
   Repsol YPF .......................................     100,000     3,318,528
                                                                   ------------
                                                                      7,382,575
                                                                   ------------
SWEDEN -- 1.4%
   Nordea Bank ......................................     240,000     3,298,228
                                                                   ------------
SWITZERLAND -- 7.1%
   ABB ..............................................     250,000     3,718,294
   Credit Suisse Group ..............................      90,000     5,426,700
   Novartis .........................................      85,000     5,159,384
   Swiss Reinsurance ................................      35,000     2,870,121
                                                                   ------------
                                                                     17,174,499
                                                                   ------------
TAIWAN -- 2.7%
   Acer .............................................   1,530,000     2,773,873
   Taiwan Semiconductor Manufacturing ADR (A)........     389,333     3,776,530
                                                                   ------------
                                                                      6,550,403
                                                                    ------------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                         --------  ------------
UNITED KINGDOM -- 21.2%
   Barclays .........................................     390,000  $  5,262,531
   BG Group .........................................     300,000     3,979,440
   Cadbury Schweppes ................................     250,000     2,515,163
   Cadbury Schweppes ADR (A).........................      40,000     1,623,600
   Diageo ...........................................     230,000     4,255,035
   GlaxoSmithKline ADR...............................      80,000     4,260,000
   Kingfisher .......................................     900,000     4,518,710
   Lloyds TSB Group .................................     425,000     4,535,160
   Persimmon ........................................     140,000     3,564,617
   Royal Bank of Scotland Group .....................     140,000     4,987,794
   Royal Dutch Shell, Cl B ..........................      86,199     3,087,460
   Royal Dutch Shell, Cl B ADR (A)...................      35,000     2,520,000
   Scottish Power ...................................     158,730     1,978,373
   Scottish Power ADR................................      31,746     1,580,633
   Trinity Mirror ...................................     300,000     2,806,493
                                                                   ------------
                                                                     51,475,009
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $160,936,874) ...........................               239,188,732
                                                                   ------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 4.1%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT
                                                      ------------
   First Tennessee(B)(C)
      5.339%, 04/18/07............................... $ 5,000,000     5,002,215
   Morgan Stanley(B)(C)
      5.391%, 01/19/07 ..............................   5,000,000     5,003,340
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $10,005,555)                                             10,005,555
                                                                   ------------
--------------------------------------------------------------------------------
MASTER NOTE -- 1.2%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.463%, 11/01/06
      (Cost $3,000,000)..............................   3,000,000     3,000,000
                                                                   ------------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 THE ADVISORS' INNER CIRCLE FUND                             MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.5%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                      ------------  ------------

   Bank of America
      5.360%, dated 10/31/06, to be repurchased
      on 11/01/06, repurchase price $12,331,745
      (collateralized by various corporate
      obligations, ranging in par value from
      $2,346,157-$10,020,495, 3.950%-6.000%,
      04/01/08-05/16/16, with total
      market value $12,946,405) (B).................. $12,329,909  $ 12,329,909
   Morgan Stanley
      5.000%, dated 10/31/06, to be repurchased
      on 11/01/06, repurchase price $3,375,651
      (collateralized by a U.S. Treasury
      obligation, par value $2,998,475,
      12.000%, 08/15/13, with total
      market value $3,442,725) ......................   3,375,182     3,375,182
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $15,705,091)                                             15,705,091
                                                                   ------------
   TOTAL INVESTMENTS -- 110.1%
      (Cost $189,647,520)............................              $267,899,378
                                                                   ------------
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- (0.1)%
--------------------------------------------------------------------------------
                                                       CONTRACTS
                                                      -----------
   Taiwan Semiconductor, January 2007, $10 Call
      (Premiums Received $(228,047))                       (1,800)     (144,000)
                                                                     ----------

     PERCENTAGES ARE BASED ON NET ASSETS OF $243,248,321.
ADR  AMERICAN DEPOSITARY RECEIPT
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2006, (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN WAS $24,536,648.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2006, WAS $25,335,464.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS THE RATE IN EFFECT ON OCTOBER 31, 2006.
 CL  CLASS





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at Value+ (Cost $189,647,520)....................     $267,899,378
Receivable for Investment Securities Sold.....................        1,671,389
Spot Contracts Receivable.....................................        1,665,684
Dividends and Interest Receivable.............................          519,299
Foreign Currency, at value (Cost $2)..........................                2
                                                                   ------------
   TOTAL ASSETS...............................................      271,755,752
                                                                   ------------


LIABILITIES:
Payable Upon Return of Securities on Loan.....................       25,335,464
Spot Contracts Payable........................................        1,671,389
Payable for Investment Securities Purchased...................        1,108,366
Written Options, at Value (Premiums Received $(228,047))......          144,000
Payable due to Investment Adviser.............................          143,066
Payable due to Administrator..................................           24,522
Payable due to Trustee........................................            2,287
Chief Compliance Officer Fees Payable.........................              821
Other Accrued Expenses and Other Payables.....................           77,516
                                                                   ------------
   TOTAL LIABILITIES..........................................       28,507,431
                                                                   ------------
NET ASSETS....................................................     $243,248,321
                                                                   ============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in Capital...............................................     $140,719,150
Undistributed Net Investment Income ..........................        4,492,231
Accumulated Net Realized Gain on Investments and Written
    Options ..................................................       19,792,764
Net Unrealized Appreciation on Investments and Written
    Options ..................................................       78,335,905
Net Unrealized Depreciation on Foreign Currency and
    Translation of Other Assets and Liabilities Denominated
    in Foreign Currencies ....................................          (91,729)
                                                                   ------------
NET ASSETS....................................................     $243,248,321
                                                                   ============


INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited
    authorization - no par value) ............................       15,511,564
NET ASSET VALUE, Offering and Redemption Price Per Share......           $15.68
                                                                         ======

  + INCLUDES MARKET VALUE OF SECURITIES ON LOAN FOR $24,536,648.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             MCKEE INTERNATIONAL
                                                            EQUITY PORTFOLIO
                                                            FOR THE YEAR ENDED
                                                            OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


INVESTMENT INCOME:
Dividends........................................................  $ 7,237,661
Interest.........................................................      216,223
Income received from securities lending..........................      184,876
Less: Foreign Taxes Withheld.....................................     (291,419)
                                                                   -----------
   TOTAL INVESTMENT INCOME.......................................    7,347,341
                                                                   -----------
EXPENSES:
Investment Advisory Fees.........................................    1,705,939
Administration Fees..............................................      292,214
Chief Compliance Officer Fees....................................        6,844
Trustees' Fees...................................................        5,725
Custodian Fees...................................................      138,180
Shareholder Servicing Fees.......................................       86,100
Transfer Agent Fees..............................................       67,863
Legal Fees.......................................................       31,084
Printing Fees....................................................       30,789
Registration and Filing Fees.....................................       21,781
Audit Fees.......................................................       19,757
Other Expenses...................................................       19,581
                                                                   -----------
   TOTAL EXPENSES................................................    2,425,857
Less:
   Fees Paid Indirectly -- Note 4................................       (1,190)
                                                                   -----------
   NET EXPENSES..................................................    2,424,667
                                                                   -----------
NET INVESTMENT INCOME............................................    4,922,674
                                                                   -----------
NET REALIZED GAIN (LOSS) ON:
   Investments...................................................   19,895,670
   Foreign Currency Transactions.................................     (207,705)
                                                                   -----------
NET REALIZED GAIN................................................   19,687,965
                                                                   -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments...................................................   34,233,827
   Written Options...............................................      (18,000)
   Foreign Currency Transactions.................................        3,553
                                                                   -----------
NET CHANGE IN UNREALIZED APPRECIATION............................   34,219,380
                                                                   -----------
NET GAIN ON INVESTMENTS, WRITTEN OPTIONS AND
   FOREIGN CURRENCY TRANSACTIONS ................................   53,907,345
                                                                   -----------
Net Increase in Net Assets Resulting from Operations.............  $58,830,019
                                                                   ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR           YEAR
                                                                      ENDED          ENDED
                                                                    OCTOBER 31,   OCTOBER 31,
                                                                      2006            2005
                                                                   -----------    ----------


OPERATIONS:
   Net Investment Income........................................ $  4,922,674    $  3,697,808
   Net Realized Gain on Investments and
     Foreign Currency Transactions .............................   19,687,965      14,209,924
   Net Change in Unrealized Appreciation on Investments,
     Written Options and Foreign Currency Transactions .........   34,219,380      13,879,864
                                                                 ------------    ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................................   58,830,019      31,787,596
                                                                 ------------    ------------
DIVIDENDS:
   Net Investment Income........................................   (3,634,229)     (3,032,813)
                                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued.......................................................    7,966,132      14,330,030
   Reinvestment of Distributions................................    3,597,229       2,995,683
   Redemption Fees -- Note 2....................................        1,491           5,431
   Redeemed.....................................................  (56,208,540)    (28,576,830)
                                                                 ------------    ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE
     TRANSACTIONS ..............................................  (44,643,688)    (11,245,686)
                                                                 ------------    ------------
   TOTAL INCREASE IN NET ASSETS.................................   10,552,102      17,509,097
                                                                 ------------    ------------
NET ASSETS:
   Beginning of Year............................................  232,696,219     215,187,122
                                                                 ------------    ------------
   End of Year (Including Undistributed Net Investment Income
     of $4,492,231 and $3,411,491, respectively) ............... $243,248,321    $232,696,219
                                                                 ============    ============
SHARE TRANSACTIONS:
   Issued.......................................................      554,978       1,194,587
   Reinvestment of Distributions................................      269,052         247,577
   Redeemed.....................................................   (3,966,440)     (2,342,289)
                                                                 ------------    ------------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ........................................   (3,142,410)       (900,125)
                                                                 ============    ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                 YEARS ENDED OCTOBER 31,
                                          ------------------------------------------------------------------

                                            2006          2005           2004          2003          2002(1)
                                          --------      --------       --------      --------       --------
Net Asset Value,
   Beginning of Year ...................  $  12.47      $  11.00       $   9.11      $   7.14       $   8.30
                                          --------      --------       --------      --------       --------
Income (Loss) from Investment
   Operations:
Net Investment Income...................      0.29*         0.19*          0.14*         0.11           0.10
Net Realized and Unrealized Gain (Loss)       3.12          1.44           1.86          1.89          (1.17)
                                          --------      --------       --------      --------       --------
   Total from Investment
      Operations .......................      3.41          1.63           2.00          2.00          (1.07)
                                          --------      --------       --------      --------       --------
Redemption Fees.........................        --**          --**           --**          --             --
                                          --------      --------       --------      --------       --------
Dividends:
   Net Investment Income................     (0.20)        (0.16)         (0.11)        (0.03)         (0.09)
                                          --------      --------       --------      --------       --------
   Total Dividends......................     (0.20)        (0.16)         (0.11)        (0.03)         (0.09)
                                          --------      --------       --------      --------       --------
Net Asset Value, End of Year............  $  15.68      $  12.47       $  11.00      $   9.11       $   7.14
                                          ========      ========       ========      ========       ========
TOTAL RETURN+...........................     27.62%        14.90%         22.13%        28.16%        (13.05)%
                                          ========      ========       ========      ========       ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Year (Thousands) ....................  $243,248      $232,696       $215,187      $153,385       $111,156
Ratio of Expenses
   to Average Net Assets ...............      1.00%(2)      1.01%(2)       0.99%         1.00%          1.02%
Ratio of Net Investment
   Income to Average
   Net Assets ..........................      2.02%         1.60%          1.34%         1.54%          1.15%
Portfolio Turnover Rate.................        13%           27%            13%           17%            23%

 * PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD. ** AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The investment objective of the Portfolio is long-term total return. The Portfolio invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
    Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

    Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, there were no fair valued securities.

    Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

    For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
    the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

    The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's administrator and can request that a meeting of the Committee be held.

    If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

    REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
    valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2006, there were no open forward foreign currency exchange contracts.

    WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

    When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
    When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

    The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    WRITTEN OPTIONS TRANSACTIONS -- There were no written option transactions entered into during the year ended October 31, 2006. The Portfolio's written option positions are summarized as follows:

                                                    NUMBER            PREMIUM
                                                 OF CONTRACTS          (000)
                                                 ------------         --------
    Balance at the beginning of year                 1,800              $228
                                                   -------              ----
    Balance at end of year                           1,800              $228
                                                   =======              ====

    EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

    REDEMPTION FEES -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the years ended October 31, 2006 and October 31, 2005 there were $1,491 and $5,431, respectively, in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the "Adviser").

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2006, the Portfolio made purchases of $30,248,580 and sales of $73,596,050 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions. Permanent book and tax basis differences related to foreign currencies and foreign forward spot contracts, resulted in reclassifications of $(207,705) to undistributed net investment income and $207,705 to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

                                            ORDINARY
                                             INCOME
                                          ------------
                           2006            $3,634,229
                           2005             3,032,813

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                     $  6,193,649
Undistributed Long-Term Capital Gains               18,092,074
Unrealized Appreciation                             78,243,448
                                                  ------------
Total Distributable Earnings                      $102,529,171
                                                  ------------

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2006, the Fund had no outstanding capital loss carryforwards.

For the year ended October 31, 2006, the Portfolio utilized $102,182 of net capital loss carryforwards to offset net capital gains. The Federal tax cost and aggregate gross

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
unrealized appreciation and depreciation for the investments held (excluding written options and foreign currency) by the Portfolio at October 31, 2006, were as follows:

            FEDERAL         APPRECIATED      DEPRECIATED      NET UNREALIZED
           TAX COST         SECURITIES       SECURITIES        APPRECIATION
          ----------        ----------       ----------        ------------

         $189,648,244      $78,614,484       $(363,350)        $78,251,134

8. CONCENTRATION OF RISKS:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At October 31, 2006, 50% of total shares outstanding were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

11. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Portfolio has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, the FASB issued STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
McKee International Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of McKee International Equity Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2006

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you under-stand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) -- CONCLUDED
--------------------------------------------------------------------------------

                                BEGINNING       ENDING                 EXPENSES
                                 ACCOUNT        ACCOUNT    ANNUALIZED    PAID
                                  VALUE          VALUE      EXPENSE     DURING
                                  5/1/06        10/31/06     RATIOS     PERIOD*
--------------------------------------------------------------------------------
MCKEE INTERNATIONAL EQUITY PORTFOLIO -- INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN        $1,000.00      $1,035.00       1.01%     $5.18

HYPOTHETICAL 5% RETURN         1,000.00        1,020.11       1.01       5.14

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the


                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE 1                      THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                    Chairman                   (Since 1991)
60 yrs. old                       of the Board
                                  of Trustees










--------------------------------------------------------------------------------




1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-625-3346. The following chart lists Trustees and Officers as of November 15, 2006.

                                                         Number of
                                                        Portfolios
                                                     in The Advisors'
                                                     Inner Circle Fund
    Principal Occupation(s)                             Overseen by                    Other Directorships
      During Past 5 Years                               Board Member                 Held by Board Member 3
-------------------------------------------------------------------------------------------------------------------------


SEI employee 1974-present. Currently                         36                 Trustee of The Advisors' Inner
performs various services on behalf                                             Circle Fund II, Bishop Street Funds,
of SEI Investments for which                                                    SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated. Executive                                            Daily Income Trust, SEI Index Funds.
Vice President of SEI Investments,                                              SEI Institutional International Trust,
1986-1994. Director and Executive                                               SEI Institutional Investments Trust,
Vice President of the Administrator                                             SEI Institutional Managed Trust,
and the Distributor, 1981-1994.                                                 SEI Liquid Asset Trust, SEI Tax
                                                                                Exempt Trust, SEI Opportunity Master
                                                                                Fund, L.P., SEI Opportunity Fund, L.P.,
                                                                                SEI Global Master Fund, PLC, SEI
                                                                                Global Assets Fund, PLC, SEI Global
                                                                                Investments Fund, PLC, SEI Investments
                                                                                Global, Limited, SEI Investments Global
                                                                                Fund Services Limited, SEI Investments
                                                                                (Europe) Ltd., SEI Investments-Unit Trust
                                                                                Management (UK) Limited, and SEI
                                                                                Global Nominee Ltd.
-------------------------------------------------------------------------------------------------------------------------




3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE 1                      THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                    Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old










--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS                    Trustee                    (Since 1993)
77 yrs. old








--------------------------------------------------------------------------------
JAMES M. STOREY                     Trustee                    (Since 1994)
75 yrs. old




--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                         Number of
                                                        Portfolios
                                                      in The Advisors'
                                                     Inner Circle Fund
    Principal Occupation(s)                             Overseen by                    Other Directorships
      During Past 5 Years                               Board Member                 Held by Board Member 3
-------------------------------------------------------------------------------------------------------------------------


Self Employed Consultant since 2003.                         36                 Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                                            and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                                           SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                                                 Limited, SEI Investments Global
Administrator and the Distributor.                                              Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                                         Limited, SEI Investments (Asia) Limited,
Secretary of SEI Investments since 1978.                                        SEI Asset Korea Co., Ltd. Trustee of
                                                                                The Advisors' Inner Circle Fund II,
                                                                                SEI Investments, Bishop Street Funds,
                                                                                SEI Asset Allocation Trust, SEI Daily
                                                                                Income Trust, SEI Index Funds, SEI
                                                                                Institutional International Trust, SEI
                                                                                Institutional Investments Trust, SEI
                                                                                Institutional Managed Trust, SEI Liquid
                                                                                Asset Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------------------------------


Private investor from 1987 to present.                       36                 Trustee of The Advisors' Inner Circle
Vice President and Chief Financial                                              Fund and Bishop Street Funds.
officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.
-------------------------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.                      36                 Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                                               Fund II, Bishop Street Funds, SEI Asset
December 1993.                                                                  Allocation Trust, SEI Daily Income
                                                                                Trust, SEI Index Funds, SEI Institutional
                                                                                International Trust, SEI Institutional
                                                                                Investments Trust, SEI Institutional
                                                                                Managed Trust, SEI Liquid Asset Trust
                                                                                and SEI Tax Exempt Trust, and the U.S.
                                                                                Charitable Gift Trust.
-------------------------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE 1                      THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.             Trustee                    (Since 1999)
64 yrs. old









--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                  Trustee                    (Since 2005)
63 yrs. old



--------------------------------------------------------------------------------
CHARLES E. CARLBOM                  Trustee                    (Since 2005)
72 yrs. old



--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                 Trustee                    (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------




1 Unless otherwise noted, the business address of each Trustee or officer is
  SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                       Number of
                                                      Portfolios
                                                    in The Advisors'
                                                    Inner Circle Fund                    Other Directorships
    Principal Occupation(s)                         Overseen by Board                       Held by Board
      During Past 5 Years                            Member/Officer                        Member/Officer 3
-------------------------------------------------------------------------------------------------------------------------


Chief Executive Officer, Newfound                            36                 Trustee, State Street Navigator
Consultants, Inc. since April 1997.                                             Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                                          Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                                                  of the Advisors' Inner Circle Fund II,
Financial Officer, Nobel Partners,                                              Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                                                 Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                                                 Trust, SEI Index Funds, SEI Institutional
Management. Inc., since 1991.                                                   International Trust, SEI Institutional
                                                                                Investments Trust, SEI Institutional
                                                                                Managed Trust, SEI Liquid Asset Trust,
                                                                                SEI Tax Exempt Trust, SEI Opportunity
                                                                                Master Fund, L.P. and SEI Opportunity
                                                                                Fund, L.P.
-------------------------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                            36                 Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                                           Fund II and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.
-------------------------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                           36                 Director, Crown Pacific, Inc. Trustee of
Business Project Inc. since 1997.                                               The Advisors' Inner Circle Fund II and
CEO and President, United Grocers                                               Bishop Street Funds.
Inc. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------------
Retired.                                                     36                 Director, Federal Agricultural Mortgage
                                                                                Corporation. Trustee of The Advisors'
                                                                                Inner Circle Fund II and Bishop Street
                                                                                Funds.
-------------------------------------------------------------------------------------------------------------------------




3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE 1                      THE TRUST                   TIME SERVED
--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                 President                  (Since 2003)
44 yrs. old





--------------------------------------------------------------------------------
MICHAEL LAWSON                  Controller and                (Since 2005)
46 yrs. old                Chief Financial Officer



--------------------------------------------------------------------------------
RUSSELL EMERY                  Chief Compliance               (Since 2006)
43 yrs. old                        Officer




--------------------------------------------------------------------------------
JAMES NDIAYE                    Vice President                (Since 2004)
38 yrs. old                     and Secretary





--------------------------------------------------------------------------------
TIMOTHY D. BARTO           Assistant Vice President           (Since 2000)
38 yrs. old                and Assistant Secretary




--------------------------------------------------------------------------------
SOFIA ROSALA               Assistant Vice President           (Since 2006)
32 yrs. old                and Assistant Secretary





--------------------------------------------------------------------------------
NICOLE WELCH                   AML Officer                    (Since 2005)
29 yrs. old







--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                  PORTFOLIOS
                                                IN THE ADVISORS'
                                               INNER CIRCLE FUND
    PRINCIPAL OCCUPATION(S)                       OVERSEEN BY               OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                          OFFICER                    HELD BY OFFICER
-------------------------------------------------------------------------------------------------------------------------


Senior Operations Officer, SEI Investments,           N/A                            N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
-------------------------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting            N/A                            N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
-------------------------------------------------------------------------------------------------------------------------
Director of Investment Product Management             N/A                            N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from March
2000 to February 2003.
-------------------------------------------------------------------------------------------------------------------------
Employed by SEI Investments Company                   N/A                            N/A
since 2004. Vice President, Deusche Asset
Management from 2003-2004. Associate,
Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from 1999-2000.
-------------------------------------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant         N/A                            N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
-------------------------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of             N/A                            N/A
SEI Investments Management Corp. and
SEI Global Funds Services since 2005.
Compliance Officer of SEI Investments from
2001-2004. Account and Product Consultant
SEI Private Trust Company, 1998-2001.
-------------------------------------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance           N/A                            N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
-------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                            ORDINARY                      QUALIFYING   QUALIFIED
                             INCOME           TOTAL        DIVIDEND    INTEREST      FOREIGN
PORTFOLIO                 DISTRIBUTIONS   DISTRIBUTIONS   INCOME (1)  INCOME (2)    TAX CREDIT
---------                 -------------   -------------   ----------  ----------    ----------
McKee International
  Equity Portfolio .......   100.00%        100.00%          95.85%      4.37%        7.42%

(1)THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(2)THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

FOREIGN TAXES DURING THE FISCAL YEAR ENDED OCTOBER 31, 2006 AMOUNTING TO $291,419 ARE EXPECTED TO BE PASSED THROUGH TO THE SHAREHOLDERS AS FOREIGN TAX CREDITS ON FORM 1099-DIV FOR THE YEAR ENDING DECEMBER 31, 2006, WHICH SHAREHOLDERS OF THIS PORTFOLIO WILL RECEIVE IN LATE JANUARY, 2007. IN ADDITION, FOR THE YEAR ENDED OCTOBER 31, 2006, FOREIGN SOURCE INCOME AMOUNTED TO $5,315,072 FOR THE MCKEE INTERNATIONAL EQUITY PORTFOLIO.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2006. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2006 FORM 1099-DIV.

                                      NOTES

                                      NOTES

                                      NOTES

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004











          This information must be preceded or accompanied by a current prospectus for the Portfolio described.


CSM-AR-001-0500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------


Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)       Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accoutant identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process.

(b) Except for the instance noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)      Officer   certifications   as  required  by  Rule  30a-2(b)  under  the
         Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ------------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      ------------------------------
                                               James F. Volk, President
Date:  December 29, 2006

                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.